Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income	$ 215,696	$ 192,381	$ 15,259
Adjustments to profit or loss items:
Depreciation, amortization and impairment	12,973	11,337	12,255
Share-based payment	16,145	27,150	66,143
Evaluation of liabilities	3,341
Revaluation of fair value of cryptoassets and counterparties	29,560	(35,967)	(4,261)
Non-cash revenue from staking and blockchain rewards	(37,380)	(21,022)	(15,643)
Non-cash costs from staking and blockchain rewards	25,395	13,417	7,731
Finance and other expenses, net	11,432	4,642	3,889
Taxes on income, net	37,705	53,238	12,473
Total adjustments to profit or loss	99,171	52,795	82,587
Changes in asset and liability items:
Decrease (increase) of counterparties	(52,527)	(34,492)	22,321
Decrease (increase) of cryptoassets	55,692	8,593	(32,713)
Decrease (increase) of other receivables and prepaid expenses	(7,097)	(3,947)	7,067
Decrease (increase) of restricted cash	30	(857)	1,803
Increase of user and omnibus accounts, net	33,728	30,536	1,383
Increase (decrease) of accounts payable	(2,400)	2,218	(7,516)
Increase of accrued expenses and other payables	1,937	39,667	26,315
Decrease of employee benefit liabilities, net	(459)	(555)	(157)
Total changes in asset and liability	28,904	41,163	18,503
Interest paid, net during the year	(7,096)	(3,188)	(5,723)
Taxes received (paid), net during the year	(18,430)	(14,572)	1,208
Net cash provided by operating activities	318,245	268,579	111,834
Cash flows from investing activities:
Increase of short-term investments	(427,264)	(65,000)
Decrease of short-term investments	289,701
Increase of investments	(500)
Purchase of property and equipment	(4,841)	(2,372)	(425)
Purchase of intangible assets	(635)	(546)	(996)
Acquisition of Spaceship (see Note b)		(609)
Net cash used in investing activities	(143,539)	(68,527)	(1,421)
Cash flows from financing activities:
Exercise of options	6,126	929	2,339
Repayment of lease liability	(4,573)	(4,119)	(3,450)
Issuance of class A common share upon initial public offering, net of underwriting discounts, commissions and other issuance costs	377,943
Repurchase of treasury shares	(59,547)		(2,625)
Proceeds paid to credit facility			(7,000)
Net cash provided by (used in) financing activities	319,949	(3,190)	(10,736)
Exchange differences on balances of cash and cash equivalents	2,591	(9,801)	4,074
Increase in cash and cash equivalents	497,246	187,061	103,751
Cash and cash equivalents at beginning of year	575,395	388,334	284,583
Cash and cash equivalents at end of year	1,072,641	575,395	388,334
Recognition of right-of-use assets against lease liabilities	4,183	16,930	1,758
Taxes derived from share-based payments	446
Exercise of options	1,874
Repurchase of treasury shares	1,376
Fair value changes on hedging instruments	3,573
Conversion of Advanced Investment Agreement			240,909
Issuance of shares in respect of acquisition			732
Share-based payment in respect of asset acquisition		150	$ 427
Acquisition of Spaceship
Assets acquired and liabilities assumed:
Current assets (excluding cash and cash equivalents)		2,007
Technology		4,553
Customer Relationships		1,570
Trademark		563
Goodwill		11,239
Deferred tax liabilities, net		(640)
Current liabilities		(801)
Total		18,491
Non-cash consideration:
Common shares issued		12,229
Contingent consideration and holdback shares liability		5,653
Total		17,882
Cash paid in the acquisition of Spaceship, net		$ (609)